Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Schedule of inventories

	December 31,	December 31,
	2019	2020
	(in thousands)

Finished goods	$41,310	23,990
Work in process	72,070	63,025
Raw materials	29,729	21,346
Supplies	665	346
	$143,774	108,707